Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 89,703	$ 76,280
Additions for advances, including capitalized expenses and interest	143,869	206,242
Transferred to vessel cost (refer to Note 4)	(148,368)	(192,819)
Advances for vessels, ending balance	$ 85,204	$ 89,703